Opening Balance (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Provisions For legal Proceedings [Abstract]
Opening Balance	$ 7,281	$ 8,236
Additions	488	937
Use	(43)	(86)
Accruals and charges	76	90
Others	(15)	(4)
Cumulative translation adjustment	320	(1,892)
Closing Balance	$ 8,107	$ 7,281